     Annual Report

                    International
                    Discovery
                    Fund

                    ----------------
                    October 31, 1997
                    ----------------




[LOGO OF T.ROWE PRICE APPEARS HERE]

T. Rowe Price

  REPORT HIGHLIGHTS
  -----------------------------------
  INTERNATIONAL DISCOVERY FUND


 . An Asian currency crisis in October caused sharp market losses worldwide, though Europe recovered much of its earlier gains.

 . Small-cap stocks in particular suffered from weak economic growth and a lack of investor confidence.

 . The fund returned -1.41% for the six-month period and 1.69% for the full year, behind the large-cap Morgan Stanley EAFE Index.

 . We will continue to focus on reasonably priced smaller companies with steady growth prospects around the world.

FELLOW SHAREHOLDERS

International markets were volatile during the 12 months ended October 31, 1997, with a serious currency crisis throughout Southeast Asia and Latin America offsetting what had been, to that point, a relatively successful year. Although the International Discovery Fund was able to sidestep steep losses in the emerging markets, its smaller-company holdings were generally not in favor.

-----------------------
Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 10/31/97                             6 Months        12 Months
--------------------------------------------------------------------------------
International Discovery Fund                        - 1.41%            1.69%

MSCI EAFE Index                                       3.15             4.92

     The fund returned a disappointing -1.41% over the last six months and 1.69% over the 12 months as a whole. The EAFE Index, which measures performance of the larger companies of Europe, Australasia, and the Far East, fared better, but only by modest margins. In general, European nations fared best throughout the period, aided by stable economic growth and renewed focus on corporate profitability. Japan's stock markets, on the other hand, suffered from continuing economic weakness.

     Initially, emerging markets were mixed, with some strong gains in Hong Kong and in Latin America. As the period neared its end, however, a currency crisis erupted in Southeast Asia that torpedoed emerging equity markets. For many years, Southeast Asia's currencies were pegged to the U.S. dollar. In October, it became apparent that these links were no longer sustainable. The resulting sell-off depressed returns in financial markets around the world. While European and U.S. markets recovered, many Asian and Latin American markets did not.

     Smaller companies had an even tougher time in this environment. The Salomon Extended Market Index was up 0.3% over the six-month period but down 3.3% for the year. The table on the next page compares the performance of smaller firms with large-capitalization stocks in selected markets.

     In most European markets, larger companies benefited most from a pickup in exports, especially when local currencies fell against the dollar (weaker local currency makes exported goods cheaper for foreign buyers). Europe's smaller companies, which are generally more domestically focused, were therefore tied to the weak local economies. In addition, much of the gains in Europe's markets has been driven by restructurings, cost containment, and increased takeover activity by larger corporate conglomerates.

-----------------------------------
SMALL-CAP VS. LARGE-CAP PERFORMANCE
--------------------------------------------------------------------------------

12 MONTHS                             MSCI EAFE                        SALOMON
ENDED 10/31/97                            INDEX            SMALL CAP EMI INDEX
--------------------------------------------------------------------------------
UNITED KINGDOM                            28.6%                          14.4%
 ................................................................................
GERMANY                                   21.1                           12.9
 ................................................................................
NETHERLANDS                               33.3                           13.3
 ................................................................................
FRANCE                                    13.1                            1.4
 ................................................................................
ITALY                                     34.1                           36.8
 ................................................................................
SWEDEN                                    23.5                           12.8
 ................................................................................
JAPAN                                    -18.1                          -34.0
 ................................................................................
HONG KONG                                -17.5                          -12.3
 ................................................................................
SINGAPORE                                -26.9                          -34.3
 ................................................................................

SOURCE: FAME INFORMATION SERVICES, INC., SALOMON BROTHERS.

     Japan's smaller firms suffered a similar fate to Europe's: with anemic domestic growth, only large export-focused companies showed good performance. In Southeast Asia and Latin America, small companies performed poorly, similar to their larger counterparts.

     Despite this recent underperformance, our investment criteria have not changed. We continue to look for smaller and mid-size companies with sustainable growth outlooks. Consolidation, business sector growth, and successful management strategies are appealing. We focus on the strength of a company's franchise and its ability to hold or improve pricing. Finally we look at the financial structure of the business and its ability to fund its own growth.

MARKET REVIEW

     EUROPE

     The fund's largest and most successful regional exposure was Europe, where currencies and economies were relatively healthy. During the year, we increased your fund's weighting in the U.K. from about 15% last October 31 to 25% at the end of the period, making it the largest country exposure. These holdings have an average expected earnings growth of 18% for 1998, with a price/earnings multiple under 16X, meaning we're finding strongly growing companies at modest prices.

     Much of the increase in U.K. weighting came from adding to existing holdings. Ashtead Group, a plant hire company operating also in the U.S., temporary employment company Corporate Services Group, and

--------------------------
GEOGRAPHIC DIVERSIFICATION
-----------------------------------

     [PIE CHART APPEARS HERE]

Latin America                    3%
Far East                        14%
Japan                           14%
Other and Reserves              10%
Europe                          59%

Based on net assets as of 10/31/97.


        baker Greggs have all grown to significant positions. After some healthy gains, we were able to take profits in several positions, including automotive component company First Technology, advertising agency WPP Group, and Peter Black Holdings, a supplier of cosmetics to dominant department store chains like Marks and Spencer.

        Another area of positive performance was in the Germanic block -- Germany, the Netherlands, and Switzerland. We found several firms in this region that met our criteria. In the Netherlands, for example, we added mechanical and electrical installation company GTI, whose new management intends to achieve a significantly higher return by using free cash to acquire companies both in the Netherlands and abroad.

        In Switzerland we added Valora Holdings, a kiosk and bedding company with an aggressive new management team that we think can generate sustainable growth. In Germany, performance was more mixed. We sold a position in insurance broker MLP after an excellent performance, but Berentzen Gruppe, a beverage company, was eliminated due to a contraction in the spirits sector and unsuccessful launches of new products.

        We kept the fund's weightings in France and Italy low, as it was difficult to find smaller companies with consistent growth prospects. We recently took profits on some holdings in Norway, Sweden, and Denmark, where good performance has taken company valuations higher than we prefer. Finally, we reduced our position in eastern Europe because most of the more appealing firms are too large to meet our investment criteria.

        Japan

        The performance of Japan's smaller companies continued to be frustrating. While the main market fell by 18% in U.S. dollar terms over the past 12 months, the extended market (as represented by the Salomon

        Extended Market Index) was down 34%. Already weak, the Japanese economy suffered an additional setback in April when a rise in the consumption tax from 3% to 5% sent consumer spending into a tailspin. For the second quarter of 1997, real GDP fell by 2.9% from the previous quarter, which translates to an 11.2% annualized decline for the year. Service-sector and smaller companies took the brunt of this blow.

------------------
Market Performance
-------------------------------------------------------------------------------

Six Months                                  Local     Local Currency      U.S.
Ended 10/31/97                           Currency   vs. U.S. Dollars   Dollars
-------------------------------------------------------------------------------
Brazil                                    - 11.02%            - 3.55%  - 14.18%
 ...............................................................................
France                                       2.98               1.40      4.42
 ...............................................................................
Germany                                      7.32               0.61      7.98
 ...............................................................................
Hong Kong                                 - 17.50               0.22   - 17.32
 ...............................................................................
Indonesia                                 - 18.89            - 32.59   - 45.33
 ...............................................................................
Italy                                       18.75               1.29     20.28
 ...............................................................................
Japan                                     - 10.49               5.52    - 5.55
 ...............................................................................
Malaysia                                  - 38.90            - 25.07   - 54.22
 ...............................................................................
Mexico                                      23.89             - 5.42     17.17
 ...............................................................................
Netherlands                                 16.27               0.38     16.71
 ...............................................................................
Norway                                      15.52               1.72     17.51
 ...............................................................................
Sweden                                      11.74               4.83     17.13
 ...............................................................................
United Kingdom                              10.44               3.35     14.14
 ...............................................................................

Source: FAME Information Services, Inc.; using MSCI Indices.


        Throughout the period our weighting in Japan stayed at about 14% of assets, about half Japan's weight in the MSCI EAFE Index. We maintained some positions in electrical firms and pharmaceuticals, where Japan has globally competitive companies with pricing power. Our holdings significantly outperformed the smaller company indices but still lost money.

        During Japan's seven-year bear market, over-the-counter, small-cap stocks have lost more than 75% from their peak. Over 40% of the companies listed on the TSE2 (the Tokyo Stock Exchange's index of mid-size and small companies) and 48% of the companies on Japan's OTC index now sell for less than their stated book value. Not surprisingly, these are very attractive valuations, but it is difficult to see small companies outperforming until the economy and the yen strengthen.

        Southeast Asia
        Asia's small-cap stocks were hit hard by the broad currency crisis, with small companies in Hong Kong and Australia being sold off particularly sharply.

        Hong Kong's currency, which has long gained stability by being directly pegged to the U.S. dollar, came under considerable pressure in October.

        As a result, short-term interest rates rose more than 100%, and Hong Kong's stock market, which had been outperforming, fell sharply.

        The government's determination to protect its currency (and, correspondingly, its position as a global financial center) will have a negative impact on the economy. In particular, retail stocks such as Giordano International and Esprit Holdings are likely to struggle. However, share prices have already been beaten down to levels last seen in 1989, and we will be looking to pick up stocks in well-managed companies over the next few months.

        In Taiwan, the stock market was led down by the technology sector after it became overvalued. We trimmed holdings in Yageo and Compal Electronics earlier in the summer.

        In Australia and New Zealand, stock market returns were limited in U.S. dollar terms by the weakness of both currencies, in part a reflection of their trading proximity to the problems further north. However, recent interest rate cuts in Australia are starting to give life to a flagging economy: retail sales are picking up and the housing sector is reviving. Natural resource stocks were poor performers, but financials benefited from cost-cutting efforts and the lower interest rates. Fund holding Tyndall Australia, an insurance and fund management group, is well placed for the growing superannuation fund market -- Australia's version of the 401(k).

------------------------
Industry Diversification
--------------------------------------------------------

                                 Percent of   Percent of
                                 Net Assets   Net Assets
                                   4/30/97      10/31/97
--------------------------------------------------------
Services                              26.5%        32.7%
 ........................................................
Capital Equipment                     23.1         26.4
 ........................................................
Consumer Goods                        15.2         13.6
 ........................................................
Finance                               14.4          9.4
 ........................................................
Materials                              8.0          5.8
 ........................................................
Multi-industry                           -          2.1
 ........................................................
Energy                                 3.8          2.0
 ........................................................
All Other                              1.8          0.8
 ........................................................
Reserves                               7.2          7.2
 ........................................................
Total                                100.0%       100.0%
--------------------------------------------------------


        Latin America

        Once again, Latin America endured a sudden and unexpected loss of investor confidence, as fear resulting from Asia's currency devaluations spread. Although Asia's currency problems had at most an indirect effect on Latin America's economies, past Latin American currency traumas -- and the rocketing interest rates and capital flight that accompanied them -- are an all-too-recent memory. For the month of October, the three largest markets -- Brazil, Mexico, and Argentina -- fell 24.1%, 18.9%, and 18.7% respectively, in U.S. dollar terms.

        Fortunately, we reduced the fund's exposure to Latin America ahead of this turbulence. Throughout the region, large companies with global presence have sharply outperformed the smaller companies we seek, and we expect that situation to continue. At the end of the period, the fund's Latin American weighting was only 3%, down from 10% one year ago.

        The key to a return of confidence lies in Brazil. Investors will be looking for continued action by the Brazilian government to tackle the fiscal deficit. Any disappointments on this front will be dealt with harshly by the markets. We still like Brazil's prospects but prefer stocks with a low direct exposure to the nation's economy. For example, Telecomunicacoes de Minas Gerais (Telemig), Telecomunicacoes do Parana (Telepar), and Telecomunicacoes do Rio de Janeiro (Telerj) (all subsidiaries of the giant telecom holding company Telecomunicacoes Brasileiras, or Telebras) are privatization plays.


   INVESTMENT OUTLOOK

        We continue to see many opportunities in foreign smaller companies, particularly in the U.K., the Netherlands, Germany, Scandinavia, and Hong Kong. Although it has been frustrating to see the smaller-cap indices underperform larger-cap stocks in most countries, currently the valuations on our preferred investments are often far more appealing than those of their larger counterparts. As in the past, proper stock selection is critical. With growth in Europe and Japan subdued, we will continue to favor strong managements and strong franchises that can create wealth in low-growth environments.

        Respectfully submitted,

        /s/ Martin G. Wade

        Martin G. Wade
        President

        November 19, 1997

T. Rowe Price International Discovery Fund
---------------------------------------------------------------------------

--------------------
Portfolio Highlights
---------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                Percent of
                                                                Net Assets
                                                                  10/31/97
--------------------------------------------------------------------------
Corporate Services Group, United Kingdom                              2.1%
 ..........................................................................
Select Appointment, United Kingdom                                    2.0
 ..........................................................................
CRT Group, United Kingdom                                             1.8
 ..........................................................................
Merkantildata, Norway                                                 1.8
 ..........................................................................
Ashtead Group, United Kingdom                                         1.8
--------------------------------------------------------------------------

Mayflower, United Kingdom                                             1.8
 ..........................................................................
Tomra Systems, Norway                                                 1.7
 ..........................................................................
Prosegur Seguridad, Spain                                             1.6
 ..........................................................................
Azkoyen, Spain                                                        1.5
 ..........................................................................
Konecranes International, Finland                                     1.5
--------------------------------------------------------------------------

Greggs, United Kingdom                                                1.5
 ..........................................................................
Serco Group, United Kingdom                                           1.4
 ..........................................................................
Devro International, United Kingdom                                   1.4
 ..........................................................................
Ahrend, Netherlands                                                   1.4
 ..........................................................................
Gewiss, Italy                                                         1.4
--------------------------------------------------------------------------

JBA Holdings, United Kingdom                                          1.4
 ..........................................................................
Powerscreen International, United Kingdom                             1.3
 ..........................................................................
Swisslog Holding, Switzerland                                         1.3
 ..........................................................................
Kingspan Group, Ireland                                               1.2
 ..........................................................................
Sage Group, United Kingdom                                            1.2
--------------------------------------------------------------------------

Freepages Group, United Kingdom                                       1.2
 ..........................................................................
Sixt, Germany                                                         1.1
 ..........................................................................
Bodycote International, United Kingdom                                1.1
 ..........................................................................
Harvey Nichols Group, United Kingdom                                  1.0
 ..........................................................................
Eurobike, Germany                                                     1.0
--------------------------------------------------------------------------

Total                                                                36.5%

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

----------------------
Performance Comparison
--------------------------------------------------------------------------------

        This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

        INTERNATIONAL DISCOVERY FUND
        ------------------------------------------------------------------------

        [INTERNATIONAL DISCOVERY FUND BAR GRAPH APPEARS HERE]

        As of 10/31/97

                        International           MSCI EAFE
          Date          Discovery Fund            Index
        --------        --------------          ---------
        12/30/88            10,000                10,000
          10/89             12,850                10,170
          10/90             13,462                 8,893
          10/91             13,973                 9,543
          10/92             12,672                 8,312
          10/93             17,357                11,461
          10/94             19,036                12,650
          10/95             16,551                12,642
          10/96             18,471                14,007
          10/97             18,784                14,696

------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

        This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                           Since  Inception
Periods Ended 10/31/97       1 Year  3 Years  5 Years  Inception       Date
--------------------------------------------------------------------------------
International Discovery Fund  1.69%   -0.44%    8.19%      7.40%   12/30/88
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

--------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                   Year                                    Ten Months++     Year
                                  Ended                                         Ended      Ended
                               10/31/97   10/31/96    10/31/95   10/31/94    10/31/93   12/31/92
NET ASSET VALUE
Beginning of period           $   15.97   $   14.43   $  17.63   $   16.16   $  11.68   $   12.99
                               ...................................................................
Investment activities
 Net investment income             0.02        0.07       0.10        0.04       0.07*       0.13*
 Net realized and
 unrealized gain (loss)            0.25        1.59      (2.38)       1.52       4.41       (1.31)
                               ...................................................................
 Total from
 investment activities             0.27        1.66      (2.28)       1.56       4.48       (1.18)
                               ...................................................................
Distributions
 Net investment income            (0.07)      (0.10)     (0.06)      (0.07)         -       (0.13)
 Net realized gain                (0.06)      (0.02)     (0.87)      (0.02)         -           -
                               ...................................................................
 Total distributions              (0.13)      (0.12)     (0.93)      (0.09)         -       (0.13)
                               ...................................................................
Redemption fees added
 to paid-in-capital                   -           -       0.01           -          -           -
                               ...................................................................
NET ASSET VALUE
End of period                 $   16.11   $   15.97   $  14.43   $   17.63   $  16.16   $   11.68
                               -------------------------------------------------------------------

Ratios/Supplemental Data

Total return                       1.69%      11.60%   (13.06)%       9.67%   38.36%*       (9.08)%*
 ....................................................................................................
Ratio of expenses to
average net assets                 1.41%       1.45%      1.50%       1.50%   1.50%+*        1.50%*
 ....................................................................................................
Ratio of net investment
income to average
net assets                         0.13%       0.40%      0.55%       0.38%   0.81%+*        1.07%*
 ....................................................................................................
Portfolio turnover rate            72.7%       52.0%      43.5%       57.4%    71.8%+        38.0%
 ....................................................................................................
Average commission
rate paid                     $  0.0008   $  0.0013   $      -   $       -   $    -     $       -
 ....................................................................................................
Net assets, end of period
(in thousands)                $ 254,430   $ 325,639   $325,374   $ 503,442   $ 329,001  $   166,362
 ....................................................................................................

* Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through 12/31/93.
+  Annualized.
++ The fund's fiscal year-end was changed to 10/31.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
                                                              October 31, 1997

-----------------------
Statement of Net Assets                               Shares/Par    Value
---------------------------------------------------------------------------
                                                               In thousands
   AUSTRALIA  4.0%

   Common Stocks and Rights  4.0%

   Austrim                                               535,290  $ 1,205
   ........................................................................
   BRL Hardy                                             390,602    1,058
   ........................................................................
   Energy Equity                                         657,000      476
   ........................................................................
   Harvey Norman Holdings                                 82,362      524
   ........................................................................
   Harvey Norman Holdings, Rights, 11/21/97 *              3,294        3
   ........................................................................
   Lang Corporation                                      852,000      899
   ........................................................................
   Novogen                                               461,000      470
   ........................................................................
   Novus Petroleum                                       579,079    1,894
   ........................................................................
   Prime Television                                      423,610      804
   ........................................................................
   Ramsay Health Care *                                  287,000      389
   ........................................................................
   Skilled Engineering                                   373,211      349
   ........................................................................
   Sonic Healthcare                                      492,309      519
   ........................................................................
   Stanilite Pacific *                                   209,476        0
   ........................................................................
   Tyndall Australia                                   1,032,978    1,663
   ........................................................................
   Total Australia (Cost $11,478)                                  10,253
                                                                ...........

   BRAZIL  1.6%

   Common Stocks  0.6%

   Cia Paranaense de Energia Copel                    32,515,000      380
   ........................................................................
   Electricidade de Rio de Janeiro                   867,417,000      543
   ........................................................................
   Pao de Acucar GDS (USD)                                33,035      604
   ........................................................................
   Telecomunicacoes de Minas Gerais                      149,683       21
   ........................................................................
                                                                    1,548
   ........................................................................
   Preferred Stocks and Rights  1.0%
   ........................................................................
   Electricidade de Sao Paulo *                        2,286,000      390
   ........................................................................
   Electricidade de Sao Paulo, Rights, 11/27/97 *        548,885        2
   ........................................................................
   Globex Utilidades                                       1,000       10
   ........................................................................
   Lojas Renner                                        5,244,220      188
   ........................................................................
   Telecomunicacoes de Minas Gerais (Class B)          7,517,000      941
   ........................................................................
   Telecomunicacoes de Minas Gerais (Class B),
    Preference Receipts *                                 85,839        8
   ........................................................................
   Telecomunicacoes do Parana                            940,743      490
   ........................................................................
   Telecomunicacoes do Parana, Rights, 11/11/97 *         45,885        0
   ........................................................................

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
   Telecomunicacoes do Rio de Janeiro                       4,553,874  $    434
   .............................................................................
   Telecomunicacoes do Rio de Janeiro, Rights, 11/11/97 *     176,571         1
   .............................................................................
                                                                          2,464
                                                                       .........
   Total Brazil (Cost $4,087)                                             4,012
                                                                       .........

   CHILE  0.3%

   Common Stocks  0.3%
   .............................................................................
   Chilquinta ADR (USD)                                        18,494       250
   .............................................................................
   Santa Isabel ADR (USD)                                      13,616       252
   .............................................................................
   Sociedad Quimica Minera de Chile (Class B) ADR (USD)         5,976       310
   .............................................................................
   Total Chile (Cost $990)                                                  812
                                                                       .........

   CHINA  1.1%

   Common Stocks  0.8%

   China Southern Airlines (HKD) *                            192,000        85
   .............................................................................
   Guangshen Railway (HKD)                                    776,000       241
   .............................................................................
   Shanghai Industrial Holdings (HKD)                         180,000       801
   .............................................................................
   Shenzhen Expressway (Class H) (HKD) *                    3,332,000       715
   .............................................................................
   Zhejiang Expressway (HKD)                                1,416,000       275
   .............................................................................
                                                                          2,117
                                                                       .........
   Convertible Bonds  0.3%

   Qingling Motors, 3.50%, 1/22/02                     USD    529,000       595
   .............................................................................
                                                                            595
                                                                       .........
   Total China (Cost $2,969)                                              2,712
                                                                       .........

   DENMARK  0.4%

   Common Stocks  0.4%

   William Demant Holding                                      24,430     1,141
   .............................................................................
   Total Denmark (Cost $1,145)                                            1,141
                                                                       .........

   FINLAND  2.3%

   Common Stocks  2.3%

   Cultor                                                      41,726     2,218
   .............................................................................
   Konecranes International                                    98,980     3,731
   .............................................................................
   Total Finland (Cost $6,332)                                            5,949
                                                                       .........

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                           Shares/Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
   FRANCE  4.1%

   Common Stocks  4.1%

   Altran Technologies                                          7,282 $   1,944
   .............................................................................
   Bic                                                         28,048     1,919
   .............................................................................
   CET                                                         17,630       726
   .............................................................................
   Cipe France                                                 53,160     1,332
   .............................................................................
   Guilbert                                                    13,976     1,824
   .............................................................................
   Rexel                                                        3,680       976
   .............................................................................
   Spir Communication                                           6,480       414
   .............................................................................
   Television Francaise                                        12,530     1,167
   .............................................................................
   Total France (Cost $11,035)                                           10,302
                                                                       .........

   GERMANY  3.4%

   Common Stocks  2.7%

   Eurobike                                                   115,720     2,585
   .............................................................................
   Pfeiffer Vacuum Technology ADR (USD) *                      45,295     1,472
   .............................................................................
   Sixt                                                        33,505     2,915
   .............................................................................
                                                                          6,972
                                                                       .........
   Preferred Stocks  0.7%

   Rhon Klinikum                                               18,330     1,733
   .............................................................................
                                                                          1,733
                                                                       .........
   Total Germany (Cost $7,513)                                            8,705
                                                                       .........

   HONG KONG  3.4%

   Common Stocks and Warrants 3.4%

   Amway Asia Pacific (USD)                                    16,300       387
   .............................................................................
   DC Finance Holdings                                      5,368,000       344
   .............................................................................
   Dah Sing Financial                                         159,200       399
   .............................................................................
   Dickson Concepts International                             124,000       267
   .............................................................................
   Esprit Holdings                                          1,938,000       689
   .............................................................................
   Giordano International                                   2,310,000       852
   .............................................................................
   HKR International, Warrants, 6/23/00 *                     725,200       289
   .............................................................................
   Hong Kong China                                          1,200,000       314
   .............................................................................
   JCG Holdings                                               818,000       362
   .............................................................................
   Lai Sun Development                                      1,188,800       492
   .............................................................................
   Lai Sun Development, Warrants, 3/23/99 *                   360,900         9
   .............................................................................

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands
   Lai Sun Hotels International, Warrants, 4/30/99 *        269,906 $          3
   .............................................................................
   Legend Holdings                                          856,000          291
   .............................................................................
   Moulin International, Warrants, 11/14/97 *             1,590,000          226
   .............................................................................
   National Mutual Asia                                     751,000          680
   .............................................................................
   QPL International                                      1,160,000          720
   .............................................................................
   Sa Sa International Holdings *                         1,884,000          336
   .............................................................................
   Smartone Telecommunications                              226,000          497
   .............................................................................
   South China Morning Post                                 461,000          400
   .............................................................................
   Union Bank of Hong Kong                                  167,800          211
   .............................................................................
   Vtech Holdings                                           264,600          517
   .............................................................................
   YGM Trading                                              534,000          387
   .............................................................................
   Total Hong Kong (Cost $13,399)                                          8,672
                                                                    ............
   HUNGARY  0.0%

   Common Stocks  0.0%

   Richter Gedeon GDS (USD)                                   1,190          111
   .............................................................................
   Total Hungary (Cost $128)                                                 111
                                                                    ............
   INDIA  2.6%

   Common Stocks  2.6%

   Gujarat Ambuja Cement GDR (USD)                          123,920        1,007
   .............................................................................
   Hindustan Lever                                           21,000          740
   .............................................................................
   Hindustan Petroleum                                       50,800          668
   .............................................................................
   Housing Development Finance                                6,500          549
   .............................................................................
   Industrial Credit & Investment Corporation of India      565,450        1,367
   .............................................................................
   Mahanagar Telephone                                      183,000        1,276
   .............................................................................
   Ranbaxy Laboratories                                      29,650          578
   .............................................................................
   State Bank of India                                       48,000          346
   .............................................................................
   Total India (Cost $6,203)                                               6,531
                                                                    ............
   INDONESIA  0.1%

   Common Stocks and Warrants 0.1%

   Bank International Indonesia, Warrants, 1/17/00 *            498            0
   .............................................................................
   Gulf Indonesia Resources (USD) *                          15,000          315
   .............................................................................
   Total Indonesia (Cost $293)                                               315
                                                                    ............

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands
   IRELAND  1.2%

   Common Stocks  1.2%

   Kingspan Group                                          168,468  $      3,040
   .............................................................................
   Total Ireland (Cost $643)                                               3,040
                                                                    ............
   ITALY  2.0%

   Common Stocks  2.0%

   Gewiss                                                  181,902         3,545
   .............................................................................
   Gucci Group (USD)                                        31,333         1,140
   .............................................................................
   Safilo                                                   15,542           395
   .............................................................................
   Total Italy (Cost $5,170)                                               5,080
                                                                    ............
   JAPAN  14.0%

   Common Stocks  14.0%

   Apollo Electronics                                       30,000           294
   .............................................................................
   Asatsu                                                    3,700            77
   .............................................................................
   Chofu Seisakusho                                         41,600           570
   .............................................................................
   Circle K Japan                                           25,200         1,294
   .............................................................................
   Disco                                                    25,000           804
   .............................................................................
   FCC                                                      44,500           703
   .............................................................................
   Fuji Machine                                             53,000         1,537
   .............................................................................
   Fujimi                                                   10,600           583
   .............................................................................
   Hamada Printing Press                                    76,000           253
   .............................................................................
   Hirose Electric                                          23,400         1,526
   .............................................................................
   Homac                                                    28,400           203
   .............................................................................
   Horiba                                                   45,000           509
   .............................................................................
   Hoya                                                     47,000         1,632
   .............................................................................
   Japan Airport Terminal                                   61,000           598
   .............................................................................
   Japan Living Service                                     54,000           209
   .............................................................................
   Juken Sangyo                                             19,000            81
   .............................................................................
   Juntendo                                                 56,000           183
   .............................................................................
   KOA                                                      75,000           916
   .............................................................................
   KTK Telecommunications Engineering                      104,000           549
   .............................................................................
   Kanamoto                                                 65,000           307
   .............................................................................
   Kansai Sekiwa Real Estate                                41,000           204
   .............................................................................
   Karakami Kankoh                                          14,000           180
   .............................................................................

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands
   Kawasumi Laboratories                                  111,000   $      1,513
   .............................................................................
   Keyence                                                 13,900          2,079
   .............................................................................
   Kirin Beverage                                          42,000            698
   .............................................................................
   Lasertec                                                21,000            654
   .............................................................................
   Mabuchi Motor                                           19,900          1,108
   .............................................................................
   Marukyo                                                 33,000            274
   .............................................................................
   Maruzen                                                 36,000            132
   .............................................................................
   Matsumotokiyoshi                                         8,200            300
   .............................................................................
   Meitec                                                  13,000            383
   .............................................................................
   Meitetsu Transport                                      14,000             31
   .............................................................................
   Nichicon                                               101,000          1,250
   .............................................................................
   Nichiei                                                 22,100          2,424
   .............................................................................
   Nidec                                                   12,070            471
   .............................................................................
   Nippon Denwa Shisetsu                                   97,000            561
   .............................................................................
   Nitta                                                   43,000            500
   .............................................................................
   Noritsu Koki                                            37,000          1,230
   .............................................................................
   Paris Miki                                              25,600            447
   .............................................................................
   Promise                                                 18,260          1,068
   .............................................................................
   Rohto Pharmaceutical                                   123,000          1,012
   .............................................................................
   Santen Pharmaceutical                                   79,000          1,418
   .............................................................................
   Seiko                                                   24,000            202
   .............................................................................
   Shinkawa                                                38,000            663
   .............................................................................
   Sodick                                                  58,000            280
   .............................................................................
   Tachihi Enterprise                                      13,000            315
   .............................................................................
   Techno Ryowa                                             2,100             14
   .............................................................................
   Toa Medical Electronics                                 61,000            735
   .............................................................................
   Toc                                                    119,000          1,196
   .............................................................................
   Tokyo Tanabe                                           128,000            643
   .............................................................................
   Ushio                                                   35,000            381
   .............................................................................
   Yellow Hat                                              25,500            286
   .............................................................................
   Zuiko                                                   27,000            249
   .............................................................................
   Total Japan (Cost $42,355)                                             35,729
                                                                    ............
   MALAYSIA  0.8%

   Common Stocks  0.8%

   Guinness Anchor Bond                                   183,000            216
   .............................................................................
   MNI Holdings                                           330,000            797
   .............................................................................


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands
   Malaysian Assurance Alliance                           296,737   $       534
   ............................................................................
   RJ Reynolds                                            170,000           263
   ............................................................................
   Time Engineering                                       565,000           244
   ............................................................................
   Total Malaysia (Cost $4,340)                                     $     2,054
                                                                    ...........
   MEXICO  1.0%

   Common Stocks  1.0%

   Control Commercial Mexicana, Units (Each unit
    consists of 3 Class B shares and 1 Class C share)     336,590           333
   ............................................................................
   Corporacion Geo *                                      104,000           561
   ............................................................................
   Gruma (Class B) *                                       48,960           191
   ............................................................................
   Grupo Elektra                                          301,520           410
   ............................................................................
   Grupo Financiero Inbursa                                30,000           106
   ............................................................................
   Grupo Industrial Maseca (Class B)                      632,313           611
   ............................................................................
   Sigma Alimentos (Class B)                               32,700           447
   ............................................................................
   Total Mexico (Cost $2,580)                                             2,659
                                                                    ...........
   NETHERLANDS  6.3%

   Common Stocks  6.3%

   Aalberts Industries                                     69,440         1,820
   ............................................................................
   Ahrend                                                 108,094         3,602
   ............................................................................
   Atag                                                    35,190         2,229
   ............................................................................
   Content Beheer                                          29,780           936
   ............................................................................
   GTI                                                     77,160         2,106
   ............................................................................
   Getronics                                               54,336         1,794
   ............................................................................
   Otra                                                   126,380         2,018
   ............................................................................
   Randstad Holdings                                       39,745         1,587
   ............................................................................
   Total Netherlands (Cost $13,750)                                      16,092
                                                                    ...........
   NEW ZEALAND  2.2%

   Common Stocks  2.2%

   Corporate Investments                                2,782,000         1,559
   ............................................................................
   Independent Newspapers                                 159,000           831
   ............................................................................
   Restaurant Brands *                                    447,800           580
   ............................................................................
   Sky City                                               300,000         1,093
   ............................................................................
   Warehouse Group                                        528,900         1,515
   ............................................................................
   Total New Zealand (Cost $5,587)                                        5,578
                                                                    ...........

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
    NORWAY  3.5%

    Common Stocks  3.5%

    Merkantildata                                        136,380    $      4,593
    ............................................................................
    Tomra Systems                                        164,790           4,251
    ............................................................................
    Total Norway (Cost $3,796)                                             8,844
                                                                    ............
    PERU  0.1%

    Common Stocks  0.1%

    Minsur (Class T)                                      46,303             124
    ............................................................................
    Total Peru (Cost $142)                                                   124
                                                                    ............
    PHILIPPINES  0.2%

    Common Stocks  0.1%

    La Tondena Distillers                                255,000             155
    ............................................................................
    Universal Robina                                   1,506,000             191
    ............................................................................
                                                                             346
                                                                    ............
    Convertible Bonds  0.1%

    Benpres Holdings, 4.20%, 11/26/49        USD         253,300             253
    ............................................................................
                                                                             253
                                                                    ............
    Total Philippines (Cost $1,993)                                          599
                                                                    ............
    SINGAPORE  0.6%

    Common Stocks  0.6%

    Bukit Sembawang Estates                               19,000             145
    ............................................................................
    Clipsal (USD)                                        228,000             590
    ............................................................................
    Venture Manufacturing                                198,500             681
    ............................................................................
    Total Singapore (Cost $1,502)                                          1,416
                                                                    ............
    SPAIN  3.1%

    Common Stocks  3.1%

    Azkoyen                                               34,265           3,771
    ............................................................................
    Prosegur Seguridad                                   356,540           3,995
    ............................................................................
    Total Spain (Cost $5,220)                                              7,766
                                                                    ............

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
   SWEDEN  3.0%

   Common Stocks  3.0%

   ADB Gruppen Mandator *                                 82,460    $      1,464
   .............................................................................
   Assa-Abloy (Class B)                                   73,508           1,678
   .............................................................................
   Atle                                                  101,170           1,526
   .............................................................................
   Ortivus (Class B)                                      41,180           1,430
   .............................................................................
   Securitas (Class B)                                    60,110           1,605
   .............................................................................
   Total Sweden (Cost $6,858)                                              7,703
   .............................................................................

   SWITZERLAND  5.1%

   Common Stocks  5.1%

   Bucher Holding                                          1,320           1,245
   .............................................................................
   Disetronic Holdings                                     1,073           2,134
   .............................................................................
   Gurit Heberlien                                           480           1,517
   .............................................................................
   Liechtenstein Global Trust                              2,575           1,287
   .............................................................................
   SMH Neuenburg                                           3,552           1,981
   .............................................................................
   Swisslog Holding *                                     41,400           3,223
   .............................................................................
   Valora Holdings                                         7,350           1,575
   .............................................................................
   Total Switzerland (Cost $12,202)                                       12,962
                                                                    ............
   TAIWAN  1.1%

   Common Stocks and Rights  1.1%

   Bank Sino Pacific *                                 1,025,067             745
   .............................................................................
   Chyang Sheng Dyeing and Finishing *                    48,750              34
   .............................................................................
   Compal Electronics *                                  188,500             430
   .............................................................................
   Compal Electronics, Rights, 11/15/97*                  16,275               0
   .............................................................................
   Delpha Construction*                                  120,447             144
   .............................................................................
   Delta Electronics                                      55,000             175
   .............................................................................
   Hung Poo Construction *                               285,600             296
   .............................................................................
   Taishin International Bank                            935,403             716
   .............................................................................
   Walsin Lihwa *                                        247,282             150
   .............................................................................
   Yageo *                                                33,280              70
   .............................................................................
   Total Taiwan (Cost $3,694)                                              2,760
                                                                    ............


T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

   THAILAND  0.2%

   Common Stocks  0.2%

   Dusit Thani                                           165,000          $  117
   .............................................................................
   Royal Orchid Hotel                                    324,900             127
   .............................................................................
   Royal Orchid Hotel, Local Shares                       16,000               6
   .............................................................................
   Siam Makro                                             39,000              50
   .............................................................................
   Siam Makro, Local Shares                               27,000              35
   .............................................................................
   Thai Wah Resort Development                           277,900             113
   .............................................................................
   Total Thailand (Cost $729)                                                448
                                                                    ............

   UNITED KINGDOM  25.0%

   Common Stocks  24.8%

   Ashtead Group                                         774,998           4,525
   .............................................................................
   Bodycote International                                167,043           2,895
   .............................................................................
   Britton Group                                         428,256             762
   .............................................................................
   CRT Group                                             855,422           4,621
   .............................................................................
   Carpetright                                           210,000           1,885
   .............................................................................
   Chamberlain Phipps *                                  134,000               0
   .............................................................................
   Cordiant                                              439,000             906
   .............................................................................
   Corporate Services Group                            1,401,250           5,243
   .............................................................................
   Devro International                                   584,500           3,619
   .............................................................................
   Druck Holdings                                        103,400             494
   .............................................................................
   Freepages Group *                                   4,949,412           2,948
   .............................................................................
   Greggs                                                106,000           3,690
   .............................................................................
   Harvey Nichols Group                                  641,000           2,635
   .............................................................................
   Hozelock Group                                        209,679           1,161
   .............................................................................
   JBA Holdings                                          216,836           3,445
   .............................................................................
   Mayflower                                           1,347,000           4,497
   .............................................................................
   N Brown Group                                         126,340             816
   .............................................................................
   Pentos *                                              733,333               0
   .............................................................................
   Pizza Express                                         192,000           2,410
   .............................................................................
   Powerscreen International                             292,000           3,410
   .............................................................................
   Regal Hotel Group                                   2,078,906           1,430
   .............................................................................
   Sage Group                                            249,000           3,008
   .............................................................................
   Select Appointment                                    545,290           5,004
   .............................................................................
   Serco Group                                           262,000           3,637
   .............................................................................
                                                                          63,041
                                                                      ..........

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

                                                       Shares/Par         Value
--------------------------------------------------------------------------------
                                                                   In thousands

 Preferred Stocks  0.2%
 Regal Hotel Group, Cv. Loan Stock, 8.00%, 6/30/01        335,039  $        601
 ...............................................................................
                                                                            601
                                                                   .............
 Total United Kingdom (Cost $45,767)                                     63,642
                                                                   .............
 VIETNAM  0.1%

 Common Stocks  0.1%

 Lazard Vietnam Fund Limited (USD)*                       106,600           267
 ...............................................................................
 Total Vietnam (Cost $320)                                                  267
                                                                   .............
 SHORT-TERM INVESTMENTS  5.9%

 Money Market Funds  5.9%

 Reserve Investment Fund, Inc., 5.65%                 $14,887,863        14,888
 ...............................................................................
 Total Short-Term Investments (Cost $14,888)                             14,888
                                                                   .............
Total Investments in Securities

98.7% of Net Assets (Cost $237,108)                                $    251,166
Other Assets Less Liabilities                                             3,264
                                                                   .............
NET ASSETS                                                         $    254,430
                                                                   -------------
Net Assets Consist of:

Accumulated net realized gain/loss - net of
  distributions                                                    $      3,777

Net unrealized gain (loss)                                               13,827

Paid-in-capital applicable to 15,794,723 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      236,826
                                                                   ............
NET ASSETS                                                         $    254,430
                                                                   ------------
NET ASSET VALUE PER SHARE                                          $      16.11
                                                                   ------------

  *    Non-income producing
  HKD  Hong Kong dollar
  USD  U.S. dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                      10/31/97
Investment Income
Income
 Dividend (net of foreign taxes of $ 504)                             $  3,846
 Interest                                                                  883
                                                                      .........
 Total income                                                            4,729
                                                                      .........
Expenses
 Investment management                                                   3,313
 Shareholder servicing                                                     644
 Custody and accounting                                                    241
 Prospectus and shareholder reports                                         66
 Registration                                                               28
 Legal and audit                                                            16
 Directors                                                                   7
 Miscellaneous                                                              11
                                                                      .........
 Total expenses                                                          4,326
                                                                      .........
Net investment income                                                      403
                                                                      .........
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
 Securities                                                             22,855
 Foreign currency transactions                                          (1,169)
                                                                      .........
 Net realized gain (loss)                                               21,686
                                                                      .........
Change in net unrealized gain or loss
 Securities                                                            (13,181)
 Other assets and liabilities
 denominated in foreign currencies                                        (164)
                                                                      .........
 Change in net unrealized gain or loss                                 (13,345)
                                                                      .........
Net realized and unrealized gain (loss)                                  8,341
                                                                      .........
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $  8,744
                                                                      .........

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------

----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                           Year            Year
                                                          Ended           Ended
                                                       10/31/97        10/31/96
 Increase (Decrease) in Net Assets
 Operations
  Net investment income                               $     403        $  1,305
  Net realized gain (loss)                               21,686          (8,158)
  Change in net unrealized gain or loss                 (13,345)         40,947
                                                      ..........................
  Increase (decrease) in net assets from operations       8,744          34,094
                                                      ..........................
 Distributions to shareholders
  Net investment income                                  (1,385)         (2,150)
  Net realized gain                                      (1,189)           (429)
                                                      ..........................
  Decrease in net assets from distributions              (2,574)         (2,579)
                                                      ..........................
 Capital share transactions*
  Shares sold                                            29,231          63,094
  Distributions reinvested                                2,392           2,296
  Shares redeemed                                      (109,073)        (96,750)
  Redemption fees received                                   71             110
                                                      ..........................
  Increase (decrease) in net assets from capital
  share transactions                                    (77,379)        (31,250)
                                                      ..........................
 Net Assets
 Increase (decrease) during period                      (71,209)            265
 Beginning of period                                    325,639         325,374
                                                      ..........................
 End of period                                        $ 254,430        $325,639
                                                      ==========================
* Share information
  Shares sold                                             1,743           4,036
  Distributions reinvested                                  149             161
  Shares redeemed                                        (6,488)         (6,350)
                                                      ..........................
  Increase (decrease) in shares outstanding              (4,596)         (2,153)



The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------
                                                                October 31, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The International Discovery Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 30, 1988.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


        Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

        Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

        Emerging Markets At October 31, 1997, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

        Securities Lending The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At October 31, 1997, the value of securities on loan was $6,710,000. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

        Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $209,469,000 and $285,645,000, respectively, for the year ended October 31, 1997.

NOTE 3 - FEDERAL INCOME TAXES

        No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Capital loss carryforwards utilized in 1997 amounted to $17,366,000.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


        In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended October 31, 1997. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

        -------------------------------------------------------------------
        Undistributed net investment income                    $  (221,000)
        Undistributed net realized gain                            750,000
        Paid-in-capital                                           (529,000)




        For federal income tax purposes, the fund intends to elect to pass through foreign source income of $507,000 and foreign taxes paid of $507,000 for its tax year ended October 31, 1997; the per share effect of these pass-throughs is $0.03 and $0.03, respectively, based on fund shares outstanding on October 31, 1997. These amounts may differ from amounts reported in the accompanying financial statements due to differences in financial and federal income tax reporting requirements.

        At October 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $237,108,000, and net unrealized gain aggregated $14,058,000, of which $44,493,000 related to appreciated investments and $30,435,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

        The fund is managed by Rowe Price-Fleming International, Inc. (the manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement.

        The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $250,000 was payable at October 31, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.75% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At October 31, 1997, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------



        In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $647,000 for the year ended October 31, 1997, of which $65,000 was payable at period-end.

        The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended October 31, 1997, totaled $189,000 and are reflected as interest income in the accompanying Statement of Operations.

        During the year ended October 31, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $64,133,000 with certain affiliates of the manager and paid commissions of $256,000 related thereto.

T. Rowe Price International Discovery Fund
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price International Discovery Fund

        In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Discovery Fund (one of the portfolios constituting T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with custodians and brokers and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

        PRICE WATERHOUSE LLP
        Baltimore, Maryland
        November 19, 1997

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


        Investment Services And Information

        Knowledgeable Service Representatives

        By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

        In Person Available in T. Rowe Price Investor Centers.


        Account Services

        Checking Available on most fixed income funds ($500 minimum).

        Automatic Investing From your bank account or paycheck.

        Automatic Withdrawal Scheduled, automatic redemptions.

        Distribution Options Reinvest all, some, or none of your distributions.

        Automated 24-Hour Services Including Tele*Access/(R)/ and T. Rowe Price OnLine.


        Discount Brokerage*

        Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


        Investment Information

        Combined Statement Overview of your T. Rowe Price accounts.

        Shareholder Reports Fund managers' reviews of their strategies and results.

        T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

        Performance Update Quarterly review of all T. Rowe Price fund results.

        Insights Educational reports on investment strategies and financial markets.

        Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


        *A division of T. Rowe Price Investment Services, Inc.  Member
        NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

Stock Funds
 ....................................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications*
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology
Small-Cap Stock***
Small-Cap Value**
Spectrum Growth
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ....................................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Government Bond
International Bond

Money Market FUNDS
 ....................................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

Blended Asset FUNDS
 ....................................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. Rowe Price No-Load
Variable Annuity
 ....................................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  * Formerly the closed-end New Age Media Fund; converted to open-end status on 7/28/97.
 ** Closed to new investors.
*** Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,                Investor Centers:
current balance, or to conduct                     101 East Lombard St.
transactions, 24 hours, 7 days                     Baltimore, MD 21202
a week, call Tele*Access/(R)/:
1-800-638-2587 toll free                           T. Rowe Price
                                                   Financial Center
For assistance                                     10090 Red Run Blvd.
with your existing                                 Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                         Farragut Square
1-800-225-5132 toll free                           900 17th Street, N.W.
410-625-6500 Baltimore area                        Washington, D.C. 20006

To open a Discount Brokerage                       ARCO Tower
account or obtain information,                     31st Floor
call:   1-800-638-5660 toll free                   515 South Flower St.
                                                   Los Angeles, CA 90071
Internet address:
www.troweprice.com                                 4200 West Cypress St.
                                                   10th Floor
T. Rowe Price Associates                           Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price International
Discovery Fund.



[LOGO FOR T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.  F38-050  10/31/97